N-2 - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001170299
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		PIMCO Municipal Income Fund II
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Ratios/Supplemental Data

	ARPS				RVMTP (4)
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (5)

PIMCO California Municipal Income Fund
01/01/2026 - 06/30/2026	N/A	N/A	N/A	N/A	$320,900,000	$276,530	$100,000	N/A
12/31/2025	N/A	N/A	N/A	N/A	401,900,000	238,630	100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	136,600,000	243,460	100,000	N/A
12/31/2023	109,900,000	59,968	25,000	N/A	34,600,000	239,870	100,000	N/A
12/31/2022	120,625,000	58,655	25,000	N/A	24,400,000	234,620	100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A

PIMCO Municipal Income Fund II
01/01/2026 - 06/30/2026	N/A	N/A	N/A	N/A	$610,800,000	$267,100	$100,000	N/A
12/31/2025	N/A	N/A	N/A	N/A	732,000,000	238,810	100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	377,200,000	250,770	100,000	N/A
12/31/2023	239,650,000	66,098	25,000	N/A	124,200,000	264,390	100,000	N/A
12/31/2022	298,275,000	64,345	25,000	N/A	68,700,000	257,380	100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A

PIMCO New York Municipal Income Fund II
01/01/2026 - 06/30/2026	N/A	N/A	N/A	N/A	$105,900,000	$279,020	$100,000	N/A
12/31/2025	N/A	N/A	N/A	N/A	131,900,000	241,610	100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	64,900,000	242,740	100,000	N/A
12/31/2023	51,100,000	61,733	25,000	N/A	14,900,000	246,930	100,000	N/A
12/31/2022	58,000,000	56,845	25,000	N/A	14,900,000	227,380	100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)
Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in each Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)
Auction Rate Preferred Shares (“ARPS”). From August 14, 2001 until November 8, 2024, the Funds had one or more series of ARPS outstanding with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions - Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Preferred Shares in the Notes to Financial Statements for more information.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP Shares, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP Shares, expressed as a dollar amount per ARPS or RVMTP Share.

2
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP Shares would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of ARPS at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents their liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends.

4	Remarketable Variable Rate MuniFund Term Preferred (“RVMTP”) Shares. Prior to July 14, 2021, certain RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 12, Preferred Shares.
5
The RVMTP Shares have no readily ascertainable market value. The liquidation value of the RVMTP Shares represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, Preferred Shares in the Notes to Financial Statements for more information.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Yield curve strategies detracted from performance, as interest rate movements were mixed.

»	Exposure to the resource recovery sector detracted from performance, as select securities held within the Fund posted negative returns.

Risk Factors [Table Text Block]
6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. See below for a summary of select principal risks associated with investment in the Funds. For a complete list of the principal risks the Funds may be subject to, please see the Funds’ annual report dated December 31, 2025.

	PIMCO California Municipal Income Fund (PCQ)	PIMCO Municipal Income Fund II (PML)	PIMCO New York Municipal Income Fund II (PNI)

AMT Bonds	X	X	X

Asset Allocation	X	X	X

California State-Specific	X	X	—

Call	X	X	X

Confidential Information Access	X	X	X

Counterparty	X	X	X

Credit Default Swaps	X	X	X

Credit	X	X	X

Cyber Security	X	X	X

Derivatives	X	X	X

Distribution Rate	X	X	X

Focused Investment	X	X	X

High Yield Securities	X	X	X

Illinois State-Specific	—	X	—

Inflation/Deflation	X	X	X

Insurance	X	X	X

Insurance-Linked and Other Instruments	X	X	X

Interest Rate	X	X	X

Issuer	X	X	X

Leverage	X	X	X

Liquidity	X	X	X

Loan Origination	X	X	X

Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments	X	X	X

Management	X	X	X

Market	X	X	X

Market Discounts	X	X	X

Market Disruptions	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Mortgage-Related Derivative Instruments	X	X	X

Municipal Bond	X	X	X

Municipal Project-Specific	X	X	X

Municipal Project Housing-Related	—	X	—

New York State-Specific	—	X	X

Operational	X	X	X

Other Investment Companies	X	X	X

Portfolio Turnover	X	X	X

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X

Privacy and Data Security	X	X	X

Private Placement and Restricted Securities	X	X	X

Puerto Rico-Specific	X	X	X

Regulatory Changes	X	X	X

Regulatory — Commodity Pool Operator	X	X	X

Reinvestment	X	X	X

Repurchase Agreements	X	X	X

Securities Lending	X	X	X

	PIMCO California Municipal Income Fund (PCQ)	PIMCO Municipal Income Fund II (PML)	PIMCO New York Municipal Income Fund II (PNI)

Short Exposure	X	X	X

Structured Investments	X	X	X

Tax	X	X	X

U.S. Government Securities	X	X	X

Valuation	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-In-Kind Securities	X	X	X
AMT Bonds Risk
 is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, such investments may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Asset Allocation Risk
 is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes or geographies that perform differently than expected.

California State-Specific Risk
 is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental or public health developments affecting the ability of California tax-exempt
issuers to pay interest or repay principal.

Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality), and changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. If an issuer calls a security in which a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Counterparty Risk
 is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent.

Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for a Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.

Credit Risk
 is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. Credit risk also includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to the difference in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default.

Cyber Security Risk
 is the risk that, as the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Funds, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity (including the risk of improper valuation), as well as the risks associated with the underlying asset, reference rate or index. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. In addition, the use of derivatives may cause a Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.

Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.

Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Distribution Rate Risk
 is the risk that, although a Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
Focused Investment Risk
 is the risk that, to the extent that a Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.

High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Illinois State-Specific Risk
 is the risk that by concentrating its investments in Illinois municipal bonds, the Fund may be affected significantly by economic, regulatory, social, environmental, public health or political developments affecting the ability of Illinois issuers to pay interest or repay principal.

Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio and common shares.

Insurance Risk
 is the risk that a Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts and the credit quality of the companies that provide such credit enhancements will affect the value of those securities. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked instruments and similar investments (which may include, for example, event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value due to changes, or anticipation of changes, in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Issuer Risk
 is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect one or more other issuers or the securities markets as a whole.

Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. There can be no assurance these circumstances will occur. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks. When a Fund reduces or discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value. The use of leverage may also increase a Fund’s sensitivity to various risks and interest rate environments.

Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale, capital controls, delays or limits on repatriation of local currency, or insolvency of local governments. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during changes in interest rates, elevated volatility, market or geopolitical disruptions, economic uncertainty or public health crises. There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by a Fund and/or when the Fund wishes to dispose of it.

Loan Origination Risk
 is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans a Fund invests in or originates may vary in maturity and/or duration. A Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. A Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.

Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk
 is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, a Fund may become owner of the loan’s collateral.
A Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.

To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk than funds that do not acquire such instruments.

Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or perceived conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk
 is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting (or being perceived to affect) securities markets generally or particular industries, sectors or companies represented in the securities markets.

Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate change and climate-related events, responses to government actions or interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions) which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors, causing a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including
PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which are the first to absorb losses from defaults or other credit events in the underlying collateral pool and generally carry highest levels of credit, liquidity and market risk.

Mortgage-Related Derivative Instruments Risk
 is the risk of investing in derivative mortgage-backed securities, including call risk and extension risk. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate risk and/or prepayment risk is magnified.

Municipal Bond Risk
 is the risk that a Fund may be affected significantly by the economic, regulatory, social, environmental, public health or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Municipal Project-Specific Risk
 is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Project Housing-Related Risk
 is the risk associated with investing in the bonds of projects focused on low-income,
affordable or other housing developments and businesses located in low-income
areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis.

New York State-Specific Risk
 is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of New York tax-exempt
issuers to pay interest or repay principal.

Operational Risk
 is the risk arising from factors such as processing errors, communication errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, cybersecurity incidents, the potential use of artificial intelligence and machine learning (AI), changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. Operational and technology risks for the issuers could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which directly reduce net returns to investors. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders holding shares in taxable accounts at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect a Fund’s after-tax
returns. The realization of short-term capital gains may also cause adverse tax consequences for a Fund’s shareholders.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.

Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

Private Placement and Restricted Securities Risk
 is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Puerto Rico-Specific Risk
 is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, public health, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.
Regulatory Changes Risk
 is the risk associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Funds and PIMCO have historically been eligible for exemptions from certain regulations. However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objective or utilize certain investment strategies and techniques.

Regulatory Risk — Commodity Pool Operator
 is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.

Reinvestment Risk
 is the risk that income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.
Short Exposure Risk
 is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund.

Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under Subchapter M of the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Valuation Risk
 is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
 is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices
of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Share Price	[1]	$ 7.61
NAV Per Share	[1]	$ 8.13
Latest Premium (Discount) to NAV [Percent]	[1]	(6.40%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	For the period ended June 30, 2026, the amount of the RVMTP Shares outstanding, interest expense related to the dividends paid to RVMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	RVMTP Shares Outstanding	Interest Expense †	Weighted Average Interest Rate*
PIMCO California Municipal Income Fund

Series 2053	499	815	3.30%

Series 2054	1,920	3,657	3.84%

Series 2054-A	790	1,380	3.52%
PIMCO Municipal Income Fund II

Series 2053	998	1,648	3.33%

Series 2054	5,110	8,739	3.45%

Series 2054-A ‡	0	592	N/A
PIMCO New York Municipal Income Fund II

Series 2054	910	1,670	3.70%

Series 2054-A	149	257	3.48%

†	Amounts in thousands.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.
‡	Prior to February 23, 2026, PIMCO Municipal Income Fund II had Series 2054-A RVMTP Shares outstanding.
For the period ended June 30, 2026, the dividend rate on the RVMTP Shares ranged from the below “High” and “Low” rates:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2026

PIMCO California Municipal Income Fund

Series 2053	499	4.6%	2.23%	2.77%

Series 2054	1,920	4.75%	2.58%	2.92%

Series 2054-A	790	4.85%	2.48%	3.02%

PIMCO Municipal Income Fund II

Series 2053	998	4.6%	2.23%	2.77%

Series 2054	5,110	4.75%	2.58%	2.92%

Series 2054-A †	0	3.87%	2.63%	N/A

PIMCO New York Municipal Income Fund II

Series 2054	910	4.75%	2.58%	2.92%

Series 2054-A	149	4.85%	2.48%	3.02%

†	Prior to February 23, 2026, PIMCO Municipal Income Fund II had Series 2054-A RVMTP Shares outstanding.

AMT Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
AMT Bonds Risk
 is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, such investments may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk
 is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes or geographies that perform differently than expected.

California State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
California State-Specific Risk
 is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental or public health developments affecting the ability of California tax-exempt
issuers to pay interest or repay principal.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality), and changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. If an issuer calls a security in which a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
 is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for a Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.

Credit Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
 is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. Credit risk also includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to the difference in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
 is the risk that, as the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Funds, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity (including the risk of improper valuation), as well as the risks associated with the underlying asset, reference rate or index. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. In addition, the use of derivatives may cause a Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.

Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.

Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
 is the risk that, although a Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
 is the risk that, to the extent that a Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Illinois State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illinois State-Specific Risk
 is the risk that by concentrating its investments in Illinois municipal bonds, the Fund may be affected significantly by economic, regulatory, social, environmental, public health or political developments affecting the ability of Illinois issuers to pay interest or repay principal.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio and common shares.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
 is the risk that a Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts and the credit quality of the companies that provide such credit enhancements will affect the value of those securities. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Insurance-Linked and Other Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked instruments and similar investments (which may include, for example, event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
 is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect one or more other issuers or the securities markets as a whole.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. There can be no assurance these circumstances will occur. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks. When a Fund reduces or discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value. The use of leverage may also increase a Fund’s sensitivity to various risks and interest rate environments.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale, capital controls, delays or limits on repatriation of local currency, or insolvency of local governments. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during changes in interest rates, elevated volatility, market or geopolitical disruptions, economic uncertainty or public health crises. There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by a Fund and/or when the Fund wishes to dispose of it.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
 is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans a Fund invests in or originates may vary in maturity and/or duration. A Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. A Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.

Loans and Other Indebtedness Loan Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk
 is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, a Fund may become owner of the loan’s collateral.
A Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.

To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk than funds that do not acquire such instruments.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or perceived conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
 is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting (or being perceived to affect) securities markets generally or particular industries, sectors or companies represented in the securities markets.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate change and climate-related events, responses to government actions or interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions) which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors, causing a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including
PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Mortgage Related and Other Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which are the first to absorb losses from defaults or other credit events in the underlying collateral pool and generally carry highest levels of credit, liquidity and market risk.

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Risk
 is the risk that a Fund may be affected significantly by the economic, regulatory, social, environmental, public health or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Municipal Project Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project-Specific Risk
 is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Project Housing Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project Housing-Related Risk
 is the risk associated with investing in the bonds of projects focused on low-income,
affordable or other housing developments and businesses located in low-income
areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis.

New York State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New York State-Specific Risk
 is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of New York tax-exempt
issuers to pay interest or repay principal.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
 is the risk arising from factors such as processing errors, communication errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, cybersecurity incidents, the potential use of artificial intelligence and machine learning (AI), changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. Operational and technology risks for the issuers could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which directly reduce net returns to investors. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders holding shares in taxable accounts at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect a Fund’s after-tax
returns. The realization of short-term capital gains may also cause adverse tax consequences for a Fund’s shareholders.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.

Privacy and Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

Private Placement and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placement and Restricted Securities Risk
 is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Puerto Rico Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Puerto Rico-Specific Risk
 is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, public health, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Risk
 is the risk associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Funds and PIMCO have historically been eligible for exemptions from certain regulations. However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objective or utilize certain investment strategies and techniques.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk — Commodity Pool Operator
 is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
 is the risk that income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.

Short Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Exposure Risk
 is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under Subchapter M of the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
 is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Zero Coupon Bond Step Ups And Payment In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
 is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices
of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Mortgage-Related Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related Derivative Instruments Risk
 is the risk of investing in derivative mortgage-backed securities, including call risk and extension risk. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate risk and/or prepayment risk is magnified.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value due to changes, or anticipation of changes, in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and market for bonds can impact interest rates and yields.

ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 0	$ 239,650,000	$ 298,275,000	$ 298,275,000
Senior Securities Coverage per Unit	[2],[3]			$ 0	$ 66,098	$ 64,345	$ 78,363
Preferred Stock Liquidating Preference	[2],[4]			0	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2],[5]
RVMTP [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]	$ 610,800,000	$ 732,000,000	$ 377,200,000	$ 124,200,000	$ 68,700,000	$ 68,700,000
Senior Securities Coverage per Unit	[2],[3]	$ 267,100	$ 238,810	$ 250,770	$ 264,390	$ 257,380	$ 313,450
Preferred Stock Liquidating Preference	[2],[4]	100,000	100,000	100,000	100,000	100,000	100,000
Senior Securities Average Market Value per Unit	[2],[6]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		125,468
Preferred Shares [Member] | Series 2053 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series 2053
Outstanding Security, Held [Shares]		998
Preferred Shares [Member] | Series 2054 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series 2054
Outstanding Security, Held [Shares]		5,110
Preferred Shares [Member] | Series 2054-A [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[7]	Series 2054-A
Outstanding Security, Held [Shares]	[7]	0

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
[2]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[3]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP Shares, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP Shares, expressed as a dollar amount per ARPS or RVMTP Share.
[4]	“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP Shares would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[5]	Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of ARPS at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents their liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends.
[6]	The RVMTP Shares have no readily ascertainable market value. The liquidation value of the RVMTP Shares represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, Preferred Shares in the Notes to Financial Statements for more information.
[7]	Prior to February 23, 2026, PIMCO Municipal Income Fund II had Series 2054-A RVMTP Shares outstanding.